Transactions with Related Parties	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Transactions with Related Parties

2. Transactions with Related Parties

(a) Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee, which may be adjusted per the Management Agreement of March 8, 2007, effective from January 1, 2008, in accordance with the terms of the Management Agreement, if both parties agree. The monthly fees include fees which are paid to the technical managers on a monthly basis, including third-party managers for the LNG carriers, Maria Energy, Tenergy, the VLCCs Ulysses, Hercules I, Dias I, the suezmax tankers Decathlon and Popi Sazaklis, the aframax tankers Maria Princess, Ise Princess (up to the sale July 14, 2025), DF Montmartre, DF Mystras, Alpes and Aspen. Vessel monthly fees for operating conventional vessels were $31.0, for chartered in vessels or chartered out on a bare-boat basis and for vessels under construction monthly fees were $21.7, and $37.2 for the DP2 suezmax shuttle tankers. Monthly fees incurred increases of $1.0 for all conventional vessels, $1.2 for DP2 suezmax shuttle tankers, $0.7 for vessels under construction in 2025 compared to 2024. Monthly fees for third-party managed vessels increased to $29.3 from $28.8 for the suezmax tanker Decathlon, the VLCCs Ulysses, Hercules I from $30.1 to $30.7, for LNG carrier Maria Energy increased to $46.4 from $45.9 and Tenergy to $38.8 from $37.5, for the aframax tanker Maria Princess from $30.1 to $30.7, and from $29.3 to $30.1 for the aframax tanker Ise Princess (up to the sale July 14, 2025), respectively. Monthly fees for VLCC Dias I amounted to $29.2 from $28.7. For the aframax tankers Alpes, Aspen, and the suezmax tanker Popi Sazaklis, monthly fees amounted to $28.7 from $29.3 and $28.4 from $28.7 for the dual fuel LNG aframax tankers DF Montmartre and DF Mystras, respectively.

The Management Company, for services rendered, charged $5,143 for the second quarter of 2025 and $5,086 for the prior year second quarter. Charges for the first half of 2025 amounted to $10,217 and $10,061 for the prior year respective period.

In addition to the management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors.  For the first half of 2025, an award of $3,000 was granted to the Management Company and is included in the general and administrative expenses in the accompanying consolidated statements of comprehensive income. No incentive award was granted in the first six months of 2024.

The Holding Company and the Management Company have certain officers and directors in common. The Chief Executive Officer and Director of the Holding Company is also the sole stockholder of the Management Company and the son of the founder of TST (as defined below). The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director is elected to the Holding Company without the recommendation of the existing Board of Directors, the Holding Company would be obligated to pay the Management Company an amount calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels scheduled for future delivery, as at June 30, 2025, are $12,451 for the remainder of 2025, $24,474 for 2026, $24,381 for 2027, $25,252 for 2028, $25,860 for 2029 and $108,756 from 2030 to 2034.

Management fees for vessels are included in general and administrative expenses in the accompanying consolidated statements of comprehensive income. Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels. During the six months ended June 30, 2025, and June 30, 2024, $2,022 and $861, respectively, were charged and accounted for as part of construction costs. For the second quarter of 2025, the amount of $1,241 was charged, compared to $463 in the second quarter of 2024.

As of June 30, 2025, the amount due from the Management Company was $76 ($170 due to the Management Company at December 31, 2024).

(b) Tsakos Shipmanagement S.A. (“TSM”):  TSM provided technical management to the Company’s vessels up to February 2023.

No technical services were provided by TSM for the first half of 2025 and the prior year first half. As of June 30, 2025, the amount due from TSM was $2,608 ($2,623 at December 31, 2024).

(c) Tsakos Shipping and Trading S.A. (“TST”): TST provides technical management to the Company’s vessels. The Management Company, at its own expense, pays technical management fees to TST, and the Company bears and pays directly to TST most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TST personnel sent overseas to supervise repairs and perform inspections on the Company’s vessels. TST for technical services rendered charged $681 for the second quarter of 2025 and $409 for the prior year second quarter. For the first half of 2025, charges amounted to $1,196 compared to $1,013 for the prior year first half, included in operating expenses in the accompanying consolidated statements of comprehensive income.

At June 30, 2025, the amount due to TST as technical manager was $539 ($176 due from TST at December 31, 2024).

TST provides chartering services for the Company’s vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays TST a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in voyage expenses in the accompanying consolidated statements of comprehensive income. TST also provides sale and purchase of vessels brokerage service. For this service, TST may charge brokerage commissions. In the first half of 2025 and 2024, TST charged a brokerage commission of $203 for the sale of the suezmax tanker Pentathlon, and $1,168 for the sale of the two suezmax tankers, Eurochampion 2004 and Euronike, the two aframax tankers Izumo Princess and Nippon Princess and the LNG carrier, Neo Energy, respectively. TST may also charge a fee of $250 (or such other sum as may be agreed) on delivery of each new-building vessel in payment for the cost of design and supervision of the new-building by TST. In the first half of 2025, $nil was charged for supervision fees compared to $1,000 in aggregate for the aframax tankers Njord DF, Ran DF, Chios DF and Ithaki DF in the first half of 2024.

TST for chartering services rendered charged $2,265 for the second quarter of 2025 compared to $2,564 for the prior year second quarter. For the first half of 2025, the charge amounted to $4,604 compared to $5,102 for the prior year first half.

At June 30, 2025, the amount due to TST as commercial manager was $562 ($430 at December 31, 2024).

There is also as of June 30, 2025, an amount of $584 ($510 at December 31, 2024) due to TST, included in accrued liabilities, which relates to services rendered but not yet invoiced.

On July 24, 2025 and July 28, 2025, the Company sold its handysize tankers Aegeas and Andromeda, respectively, to related party interests, client companies of TST, for $14,000 and $14,000, respectively.

(d) Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance and war risk and certain other insurances through Argosy, a captive insurance company affiliated with TST. During the six-month period ended June 2025, the Company incurred insurance recoveries from loss of hire recorded in voyage revenues amounting to $3,524 and $1,229 for the prior year first half, and insurance recoveries from damages to fixed assets recorded in vessel operating expenses of $2,907 and $6,820 for the prior year first half, presented in the accompanying consolidated statements of comprehensive income, respectively. For the second quarter of 2025, Argosy, for services rendered, charged $4,378 compared to $3,796 for the prior year quarter and $8,908 for the first half of 2025, compared to $7,058 for the prior year first half, included in operating expenses in the accompanying consolidated statements of comprehensive income.

At June 30, 2025, the amount due to Argosy was $2,933 ($219 due from Argosy at December 31, 2024).

There is also an amount of $163 due from Argosy included in prepaid insurance and other (due to Argosy $758 included in accrued liabilities at December 31, 2024), which relates to services rendered but not yet invoiced.

(e) AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services. For the second quarter of 2025, AirMania, for services rendered, charged $1,358 compared to $1,610 in the prior year quarter. For the first half of 2025, charges amounted to $3,018 compared to $3,533 for the prior year’s first half.

At June 30, 2025, the amount due to AirMania was $436 ($456 at December 31, 2024).